Capital Trust Securities - Additional Information (Detail) - TD Capital Trust IV [Member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of trust capital securities [line items]
Principal amount	$ 1,750	$ 1,750
TD Capital Trust IV Notes - Series 2 [member]
Disclosure of trust capital securities [line items]
Principal amount	$ 450	$ 450